Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Trade accounts receivable, gross	$ 530,010	$ 459,774
Reserves for sales deductions:
Chargebacks	(126,729)	(64,119)
Customer rebates	(67,188)	(79,115)
Other sales deductions	(97,328)	(93,954)
Allowance for doubtful accounts	(154)	(159)
Trade accounts receivable, net	$ 238,611	$ 222,427